As filed with the Securities and Exchange Commission on May 11, 2011
Registration No. 2-99584

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 31	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

AMENDMENT NO. 34	☑
PLAN INVESTMENT FUND, INC.
(Exact Name of Registrant as Specified in Charter)
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code (630) 472-7700
DALE E. PALKA
President and Chief Executive Officer
Plan Investment Fund, Inc.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
(Name and Address of Agent for Service)
Copy to:
ROBERT F. WEBER
Seyfarth Shaw LLP
131 S. Dearborn Street, Suite 2400
Chicago, Illinois 60603

It is proposed that this filing will become effective
☑	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Participation Certificates.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this post-Effective Amendment No. 31 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, State of Illinois, on the 11th day of May, 2011.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President and Chief Executive Officer
ATTEST:
/s/ Joseph S. Castellon
Joseph S. Castellon,
Treasurer
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Dale E. Palka Dale E. Palka	President and Chief Executive Officer (Principal Executive Officer)	May 11, 2011

/s/ Joseph S. Castellon Joseph S. Castellon	Treasurer (Principal Financial and Accounting Officer)	May 11, 2011

*Dorothy A. Coleman	Trustee	May 11, 2011
Dorothy A. Coleman

*Emil D. Duda	Trustee	May 11, 2011
Emil D. Duda

Signature	Title	Date

*John G. Foos	Trustee	May 11, 2011
John G. Foos

*Robert J. Kolodgy	Trustee	May 11, 2011
Robert J. Kolodgy

*Robert A. Leichtle	Trustee	May 11, 2011
Robert A. Leichtle

*Joseph F. Reichard	Trustee	May 11, 2011
Joseph F. Reichard

*John C. Trifone	Trustee	May 11, 2011
John C. Trifone

*Marilyn T. Tromans	Trustee	May 11, 2011
Marilyn T. Tromans

*Cynthia M. Vice	Trustee	May 11, 2011
Cynthia M. Vice

*	Executed on behalf of the indicated Trustees by Joseph S. Castellon, duly appointed attorney-in-fact, pursuant to powers of attorney filed as exhibit (h)(3) of Post-Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A No. 2-99584, as filed with the SEC on April 29, 2011.

By:	/s/ Joseph S. Castellon
Joseph S. Castellon,
Attorney-in-fact

EXHIBITS
101	Risk/Return Summary of Registrant’s Prospectus as an Interactive Data File using eXtensible Business Reporting Language